Allmerica
   Financial Services



[GRAPHIC APPEARS HERE]



                                      o   Underlying Funds
                                          available with
                                          The Fulcrum Fund(SM)
                                          Variable Annuity


The Fulcrum Fund



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                                             --------------------



                           [ALLMERICA FINANCIAL LOGO]

                               Semi-Annual Report

                                 JUNE 30, 2002

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

John F. O'Brien, Chairman of the Board (AFLIAC) and President, CEO (FAFLIC) Mark A. Hug, President, CEO (AFLIAC) and Vice President (FAFLIC)
Richard M. Reilly, Senior Vice President
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Premier Equity Fund

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Balanced Series
  Delaware VIP Small Cap Value Series

Gabelli Funds, LLC
One Corporate Center, Rye, NY 10580
  Gabelli Capital Asset Fund

Lazard Freres & Company LLC
30 Rockefeller Plaza, New York, NY 10020
  Lazard Retirement International Equity Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Emerging Growth Series
  MFS Investors Trust Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA

Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive, Wayne, PA 19087
  PBHG Select 20 Portfolio

                          PRODUCT PERFORMANCE SUMMARY

THE FULCRUM FUND/SM/ VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                    Without Surrender
                                                                                              Charge and Contract Fee
                                                                              Sub-                              Since
                                                                    Fund   Account                          Inception
                                                               Inception Inception       1      5   Life of   of Sub-
Sub-Accounts                                                        Date      Date    Year   Year Portfolio   Account
----------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                                           4/29/85   3/13/97    1.07%  3.50%   3.25%     3.52%
AIT Select Capital Appreciation Fund**                           2/1/96   3/13/97  -26.89%  5.05%   5.91%     6.06%
AIT Select Growth and Income Fund**                              2/1/96   3/13/97  -21.20% -5.27%  -1.48%    -3.57%
AIT Select International Equity Fund**                          3/26/96   3/13/97  -18.71% -4.70%  -2.65%    -4.35%
AIT Select Investment Grade Income Fund                         4/29/85   3/13/97    5.92%  3.78%   2.42%     3.82%

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund                                     5/5/93    9/1/98  -27.79%  0.07%   8.17%    -1.56%

Delaware VIP Trust
Delaware VIP Balanced Series                                    7/28/88    9/1/98  -13.95% -1.30%   5.44%    -4.55%
Delaware VIP Small Cap Value Series                            12/27/93    9/1/98    9.57%  6.99%  10.74%    12.31%

Gabelli Capital Series Funds, Inc.
Gabelli Capital Asset Fund**                                     2/1/96   3/13/97  -14.93%  7.55%  10.26%     8.87%

Lazard Asset Management
Lazard Retirement International Equity Portfolio                 9/1/98    9/1/98  -12.62%    N/A  -2.84%    -2.84%

MFS Variable Insurance Trust
MFS Emerging Growth Series                                      7/24/95    9/1/98  -34.95% -0.20%   5.66%    -2.47%
MFS Investors Trust Series                                      10/9/95    9/1/98  -18.88% -0.31%   6.25%    -2.72%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA                           8/15/86    9/1/98  -23.21%  0.32%   9.12%     3.53%
Oppenheimer Main Street Growth & Income Fund/VA                  7/5/95    9/1/98  -12.48%  0.99%   9.86%     1.78%

PBHG Insurance Series Fund
PBHG Select 20 Portfolio                                        9/25/97   11/2/98  -29.58%    N/A   4.15%    -1.25%

                                                                            With Surrender Charge
                                                                                and Contract Fee*
                                                                                            Since
                                                                                        Inception
                                                                     1      5   Life of   of Sub-
Sub-Accounts                                                      Year   Year Portfolio   Account
-------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                                           -5.01%  2.91%   3.19%     3.12%
AIT Select Capital Appreciation Fund**                         -31.64%  4.25%   5.47%     5.43%
AIT Select Growth and Income Fund**                            -26.14% -6.23%  -2.08%    -4.35%
AIT Select International Equity Fund**                         -23.76% -5.56%  -3.20%    -5.06%
AIT Select Investment Grade Income Fund                         -0.50%  3.07%   2.07%     3.31%

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund                                   -32.36% -0.58%   8.11%    -2.62%

Delaware VIP Trust
Delaware VIP Balanced Series                                   -19.18% -1.87%   5.42%    -5.50%
Delaware VIP Small Cap Value Series                              2.94%  6.49%  10.73%    11.51%

Gabelli Capital Series Funds, Inc.
Gabelli Capital Asset Fund**                                   -20.38%  6.65%   9.72%     8.13%

Lazard Asset Management
Lazard Retirement International Equity Portfolio               -17.89%    N/A  -3.76%    -3.76%

MFS Variable Insurance Trust
MFS Emerging Growth Series                                     -38.99% -0.79%   4.85%    -3.45%
MFS Investors Trust Series                                     -23.92% -0.91%   5.39%    -3.72%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA                          -27.89% -0.25%   9.11%     2.54%
Oppenheimer Main Street Growth & Income Fund/VA                -17.81%  0.40%   9.75%     0.78%

PBHG Insurance Series Fund
PBHG Select 20 Portfolio                                       -33.99%    N/A   3.50%    -2.33%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

**Effective 12/28/01, the Securities and Exchange Commission approved the substitution of shares of the Select Capital Appreciation Fund of Allmerica Investment Trust ("AIT") for shares of the Global Interactive/Telecomm Portfolio of The Fulcrum Trust, shares of the Select International Equity Fund of AIT for shares of the International Growth Portfolio of The Fulcrum Trust, shares of the Select Growth and Income Fund of AIT for shares of the Growth Portfolio of The Fulcrum Trust and shares of the Gabelli Capital Asset Fund of Gabelli Capital Series Funds, Inc. for shares of the Value Portfolio of The Fulcrum Trust.

Performance returns given above are for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

THE FULCRUM FUND/SM/ VARIABLE ANNUITY (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                     Without Surrender Charge
                                                                                                             and Contract Fee
                                                                                      Sub-                              Since
                                                                            Fund   Account                          Inception
                                                                       Inception Inception       1      5   Life of   of Sub-
Sub-Accounts                                                                Date      Date    Year   Year Portfolio   Account
------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                                                   4/29/85   10/3/97    1.07%  3.50%   3.25%     3.47%
AIT Select Capital Appreciation Fund**                                   2/1/96   9/30/97  -26.89%  5.05%   5.91%     3.27%
AIT Select Growth and Income Fund**                                      2/1/96   9/30/97  -21.20% -5.27%  -1.48%    -7.87%
AIT Select International Equity Fund**                                  3/26/96   10/3/97  -18.72% -4.70%  -2.65%    -5.43%
AIT Select Investment Grade Income Fund                                 4/29/85   10/3/97    5.92%  3.78%   2.42%     3.63%

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund                                             5/5/93    5/5/93  -27.80%  0.10%   8.19%    -1.51%

Delaware VIP Trust
Delaware VIP Balanced Series                                            7/28/88    9/1/98  -13.95% -1.32%   5.43%    -4.57%
Delaware VIP Small Cap Value Series                                    12/27/93    9/1/98    9.47%  6.96%  10.72%    12.27%

Gabelli Capital Series Funds, Inc.
Gabelli Capital Asset Fund**                                             2/1/96   9/30/97  -14.94%  7.55%  10.25%     6.07%

Lazard Asset Management
Lazard Retirement International Equity Portfolio                         9/1/98    9/1/98  -12.59%    N/A  -2.78%    -2.78%

MFS Variable Insurance Trust
MFS Emerging Growth Series                                              7/24/95    9/1/98  -34.96% -0.20%   5.67%    -2.45%
MFS Investors Trust Series                                              10/9/95    9/1/98  -18.89% -0.27%   6.28%    -2.67%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA                                   8/15/86    9/1/98  -23.22%  0.24%   9.08%     3.42%
Oppenheimer Main Street Growth & Income Fund/VA                          7/5/95    9/1/98  -12.49%  1.01%   9.88%     1.80%

PBHG Insurance Series Fund
PBHG Select 20 Portfolio                                                9/25/97   11/2/98  -29.59%    N/A   4.11%    -1.30%

                                                                                    With Surrender Charge
                                                                                        and Contract Fee*
                                                                                                    Since
                                                                                                Inception
                                                                             1      5   Life of   of Sub-
Sub-Accounts                                                              Year   Year Portfolio   Account
---------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                                                   -4.99%  2.92%   3.18%     2.86%
AIT Select Capital Appreciation Fund**                                 -32.09%  3.98%   5.15%     2.01%
AIT Select Growth and Income Fund**                                    -26.25% -6.29%  -2.13%    -9.04%
AIT Select International Equity Fund**                                 -23.73% -5.41%  -3.04%    -6.22%
AIT Select Investment Grade Income Fund                                 -0.48%  3.13%   2.13%     2.94%

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund                                           -32.16% -0.44%   8.18%    -2.43%

Delaware VIP Trust
Delaware VIP Balanced Series                                           -19.09% -1.84%   5.42%    -5.45%
Delaware VIP Small Cap Value Series                                      2.94%  6.48%  10.72%    11.50%

Gabelli Capital Series Funds, Inc.
Gabelli Capital Asset Fund**                                           -20.62%  6.49%   9.58%     4.82%

Lazard Asset Management
Lazard Retirement International Equity Portfolio                       -17.81%    N/A  -3.66%    -3.66%

MFS Variable Insurance Trust
MFS Emerging Growth Series                                             -38.68% -0.80%   5.51%    -3.45%
MFS Investors Trust Series                                             -23.74% -0.80%   6.17%    -3.56%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA                                  -28.01% -0.38%   9.05%     2.38%
Oppenheimer Main Street Growth & Income Fund/VA                        -17.73%  0.47%   9.79%     0.87%

PBHG Insurance Series Fund
PBHG Select 20 Portfolio                                               -33.83%    N/A   3.54%    -2.26%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

**Effective 12/28/01, the Securities and Exchange Commission approved the substitution of shares of the Select Capital Appreciation Fund of Allmerica Investment Trust ("AIT") for shares of the Global Interactive/Telecomm Portfolio of The Fulcrum Trust, shares of the Select International Equity Fund of AIT for shares of the International Growth Portfolio of The Fulcrum Trust, shares of the Select Growth and Income Fund of AIT for shares of the Growth Portfolio of The Fulcrum Trust and shares of the Gabelli Capital Asset Fund of Gabelli Capital Series Funds, Inc. for shares of the Value Portfolio of The Fulcrum Trust.

Performance returns given above are for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-917-1909.

   The Fulcrum Fund(SM) Variable Annuity is issued by Allmerica Financial Life
     Insurance and Annuity Company (First Allmerica Financial Life Insurance
           Company in NY) and offered by Allmerica Investments, Inc., member NASD/SIPC.



                                  [IMSA LOGO]

                           [ALLMERICA FINANCIAL LOGO]

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
  First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) . Allmerica Trust Company,
 N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. . The Hanover Insurance Company . AMGRO, Inc. .
  Allmerica Financial Alliance Insurance Company . Allmerica Asset Management,
   Inc. . Allmerica Financial Benefit Insurance Company . Citizens Insurance
                 Company of America . Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653

10636 (6/02)

Annual Reports dated June 30, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Fulcrum Separate Account (File No. 811-7799) and First Allmerica Financial Life Insurance and Annuity Company, Fulcrum Separate Account, (File No. 811-7947), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on August 21, 2002. Accession number
0000927016-02-004243.